Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Employee future benefit plan expense (note 20)	$ (131)	$ (164)
Pension administration expense	(120)	(110)
Investment income	4,043	1,436
Other income	(300)	(255)
Mark to market and foreign exchange loss on financial assets (notes 14 & 31)	(9,024)	0
Foreign exchange gain (loss)	(1,336)	4,875
Government levies	(1,945)	(1,500)
Finance income and other	(8,813)	4,282
Finance expense	$ (1,294)	$ (1,303)